Recoverable Taxes	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Recoverable Taxes
9.	RECOVERABLE TAXES

	2017	2016
Current
ICMS (VAT)	71	155
PIS and Pasep	12	12
Cofins	56	58
Others	35	11

	174	236
Non-current
ICMS (VAT)	225	171
PIS and Pasep	1	1
Cofins	3	5
Others	2	1

	231	178

	405	414

The ICMS (VAT) credits that are reported in non-current assets arise from acquisitions of property, plant and equipment, and intangible assets, and can be offset against taxes payable in the next 48 months.

Credits of PIS, Pasep and Cofins generated by the acquisition of machinery and equipment can be offset immediately, in accordance with Law 11,774/08. The transfer to non-current was made in accordance with management’s best estimate of the amounts which will likely be realized after December 2018.